Other disclosures - Risk Management and Principal Risks - Credit risk concentrations by geography (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
On-balance sheet
Cash and balances at central banks	£ 177,069	£ 171,082	[1]	£ 102,353
Cash collateral and settlement balances	77,222	77,168	[1]	90,135
Loans and advances	326,406	324,048	[1]	345,900
Reverse repurchase agreements and other similar secured lending	2,308	12,546	[1]	13,454
Trading portfolio assets	104,187	113,760	[1]	80,240
Financial assets at fair value through the income statement	149,648	116,281	[1]	78,608
Derivative financial instruments	222,538	237,669	[1]	346,626
Financial assets at fair value through other comprehensive income	52,816	0	[1]	0
Other assets	1,006	3,022
Total Assets	1,133,283	1,133,248	[1]	£ 1,213,126	[2]
Off-balance sheet
Total	1,410,915	1,383,199
Credit risk [member]
On-balance sheet
Cash and balances at central banks	177,069	171,082
Cash collateral and settlement balances	77,222	77,168
Loans and advances	326,406	324,048
Reverse repurchase agreements and other similar secured lending	2,308	12,546
Trading portfolio assets	64,517	54,340
Financial assets at fair value through the income statement	143,629	111,611
Derivative financial instruments	222,538	237,669
Financial assets at fair value through other comprehensive income	51,694
Financial investments - debt securities		57,128
Other assets	1,006	3,022
Total Assets	1,066,389	1,048,614
Off-balance sheet
Contingent liabilities	20,303	19,012
Loan commitments	324,223	315,573
Total off-balance sheet	344,526	334,585
United Kingdom [member]
Off-balance sheet
Total	575,375	575,970
United Kingdom [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	64,343	53,068
Cash collateral and settlement balances	27,418	23,852
Loans and advances	240,116	240,102
Reverse repurchase agreements and other similar secured lending	724	203
Trading portfolio assets	12,444	10,603
Financial assets at fair value through the income statement	33,842	33,922
Derivative financial instruments	69,798	81,656
Financial assets at fair value through other comprehensive income	11,494
Financial investments - debt securities		17,470
Other assets	780	1,579
Total Assets	460,959	462,455
Off-balance sheet
Contingent liabilities	5,910	7,603
Loan commitments	108,506	105,912
Total off-balance sheet	114,416	113,515
Europe [member]
Off-balance sheet
Total	293,110	291,899
Europe [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	66,887	57,179
Cash collateral and settlement balances	22,316	24,311
Loans and advances	27,913	27,223
Reverse repurchase agreements and other similar secured lending	113	375
Trading portfolio assets	13,375	13,620
Financial assets at fair value through the income statement	20,984	23,725
Derivative financial instruments	80,003	81,566
Financial assets at fair value through other comprehensive income	23,298
Financial investments - debt securities		23,598
Other assets	125	1,179
Total Assets	255,014	252,776
Off-balance sheet
Contingent liabilities	3,572	3,039
Loan commitments	34,524	36,084
Total off-balance sheet	38,096	39,123
Americas [member]
Off-balance sheet
Total	473,490	456,640
Americas [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	36,045	56,034
Cash collateral and settlement balances	22,184	23,440
Loans and advances	49,592	47,850
Reverse repurchase agreements and other similar secured lending	68	10,521
Trading portfolio assets	34,369	25,680
Financial assets at fair value through the income statement	73,489	46,288
Derivative financial instruments	58,699	57,858
Financial assets at fair value through other comprehensive income	13,953
Financial investments - debt securities		14,110
Other assets	100	148
Total Assets	288,499	281,929
Off-balance sheet
Contingent liabilities	8,996	6,708
Loan commitments	175,995	168,003
Total off-balance sheet	184,991	174,711
Africa and middle east [member]
Off-balance sheet
Total	12,717	11,510
Africa and middle east [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	718	63
Cash collateral and settlement balances	376	870
Loans and advances	3,414	3,385
Reverse repurchase agreements and other similar secured lending	1,320	32
Trading portfolio assets	713	473
Financial assets at fair value through the income statement	1,758	1,611
Derivative financial instruments	1,866	2,792
Financial assets at fair value through other comprehensive income	163
Financial investments - debt securities		114
Other assets	1	33
Total Assets	10,329	9,373
Off-balance sheet
Contingent liabilities	536	529
Loan commitments	1,852	1,608
Total off-balance sheet	2,388	2,137
Asia [member]
Off-balance sheet
Total	56,223	47,180
Asia [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	9,076	4,738
Cash collateral and settlement balances	4,928	4,695
Loans and advances	5,371	5,488
Reverse repurchase agreements and other similar secured lending	83	1,415
Trading portfolio assets	3,616	3,964
Financial assets at fair value through the income statement	13,556	6,065
Derivative financial instruments	12,172	13,797
Financial assets at fair value through other comprehensive income	2,786
Financial investments - debt securities		1,836
Other assets	0	83
Total Assets	51,588	42,081
Off-balance sheet
Contingent liabilities	1,289	1,133
Loan commitments	3,346	3,966
Total off-balance sheet	£ 4,635	£ 5,099

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .

[2]	Africa Banking assets held for sale were reported in Head Office for 2016.